Fair Value Measurement - Fair Value of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Negative	$ (16,585)	$ (19,347)
Positive	(16,585)	(19,347)
Positive	35,912	32,730
Negative	32,101	30,508
Net	3,811	2,222
Held For Trading For Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Positive	34,647	31,356
Negative	30,040	29,392
Net	4,607	1,964
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,596	12,517
Negative	8,184	9,599
Net	412	2,918
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,593	12,513
Negative	8,184	9,599
Net	409	2,914
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3	4
Net	3	4
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	127	108
Negative	79	161
Net	48	(53)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,365	12,296
Negative	7,928	9,309
Net	437	2,987
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	101	109
Net	101	109
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3	4
Net	3	4
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	177	129
Net	(177)	(129)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	10,880	10,427
Negative	9,358	10,185
Net	1,522	242
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,373	6,655
Negative	5,555	6,358
Net	(182)	297
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,214	3,469
Negative	3,600	3,613
Net	1,614	(144)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	293	303
Net	293	303
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	203	214
Net	(203)	(214)
Held For Trading For Trading Purpose [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	53	106
Negative	103	147
Net	(50)	(41)
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	50	104
Negative	58	47
Net	(8)	57
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection sold [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3	2
Negative	45	100
Net	(42)	(98)
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6,492	5,148
Negative	8,778	6,964
Net	(2,286)	(1,816)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,842	1,995
Negative	5,356	3,427
Net	(3,514)	(1,432)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4,650	3,153
Negative	3,422	3,537
Net	1,228	(384)
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	132	283
Negative	147	366
Net	(15)	(83)
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	132	283
Negative	147	366
Net	(15)	(83)
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,494	2,875
Negative	3,470	2,131
Net	5,024	744
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,151	2,604
Negative	2,348	1,806
Net	5,803	798
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	343	271
Negative	1,122	325
Net	(779)	(54)
Held for hedging and held for trading for economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,265	1,374
Negative	2,061	1,116
Net	(796)	258
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	390	328
Negative	378	393
Net	12	(65)
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	148
Negative	37	1
Net	111	(1)
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	236	310
Negative	341	392
Net	(105)	(82)
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6	17
Net	6	17
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive		1
Net		1
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	827	1,035
Negative	1,681	698
Net	(854)	337
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	22	14
Negative	40	14
Net	(18)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	805	1,021
Negative	1,641	684
Net	(836)	337
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Negative	1	1
Net	(1)	(1)
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	1	1
Net	(1)	(1)
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	48	8
Negative	1	24
Net	47	(16)
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	48	8
Negative	1	24
Net	47	(16)
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive		3
Net		3
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive		3
Net		3
Derivatives effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Negative	(16,585)	(19,347)
Positive	(16,585)	(19,347)
Derivatives after effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Positive	19,327	13,383
Negative	15,516	11,161
Net	$ 3,811	$ 2,222